Annual Total Returns- Janus Henderson Global Life Sciences Fund (Class A C S I N T Shares) [BarChart] - Class A C S I N T Shares - Janus Henderson Global Life Sciences Fund - Class T	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.18%	24.66%	55.74%	34.83%	8.24%	(12.39%)	22.47%	4.22%	29.11%	25.41%